Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Current assets:
Cash and equivalents	$ 194	$ 239	$ 73	$ 56	$ 371	$ 319
Merchandise inventories	1,116	901	1,119	862
Prepaid expenses and other	99	95	99	86
Deferred income taxes	37	39	38	37
Income tax receivables	42	2	20	3
Total current assets	1,488	1,276	1,349	1,044
Property and equipment, net	377	358	353	338
Goodwill	94	94	94	94
Debt issuance costs, net of accumulated amortization of $56 at February 1, 2014, and $54 at February 2, 2013	46	52	53	46
Deferred income taxes	24	28	29	30
Other assets	1	3	2	3
Total assets	2,030	1,811	1,880	1,555	1,838
Current liabilities:
Accounts payable	504	368	467	263
Accrued liabilities and other	369	409	361	367
Share-based compensation liability			21	35
Current portion of long-term debt	205	16	203	150
Dividend payable		2
Deferred income taxes		1	4	4
Income taxes payable	1	30		37
Total current liabilities	1,079	826	1,056	856
Long-term debt	3,131	3,678	3,678	2,891
Share-based compensation liability			28	27
Total stockholders' deficit	(2,269)	(2,782)	(2,970)	(2,304)	(2,501)	(2,654)
Total liabilities and stockholders' deficit	2,030	1,811	1,880	1,555
Michaels Stores Inc [Member]
Current assets:
Cash and equivalents	189	234	68	56	371	319
Merchandise inventories	1,116	901	1,119	862
Prepaid expenses and other	99	95	100	86
Receivable from Parent		2
Deferred income taxes	37	39	38	37
Income tax receivables	11	2	20	3
Total current assets	1,452	1,273	1,345	1,044
Property and equipment, net	377	358	353	338
Goodwill	94	94	94	94
Debt issuance costs, net of accumulated amortization of $56 at February 1, 2014, and $54 at February 2, 2013	40	37	38	46
Deferred income taxes	23	28	29	30
Long-term receivable from Parent	8	8	5
Other assets	3	3	2	3
Total assets	1,997	1,801	1,866	1,555
Current liabilities:
Accounts payable	504	368	467	263
Accrued liabilities and other	359	377	342	367
Share-based compensation liability			21	35
Current portion of long-term debt	25	16	203	150
Dividend payable		30
Deferred income taxes		1	4	4
Income taxes payable	1	42	6	37
Total current liabilities	889	834	1,043	856
Long-term debt	2,950	2,878	2,878	2,891
Share-based compensation liability			28	27
Other liabilities	89	90	88	85
Total stockholders' deficit	(1,931)	(2,001)	(2,171)	(2,304)
Total liabilities and stockholders' deficit	$ 1,997	$ 1,801	$ 1,866	$ 1,555